Leases - Schedule of Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Right-of-Use Assets and Lease Liabilities [Abstract]
Operating lease right-of-use assets	$ 6,100,345	$ 6,782,354
Operating lease liabilities – current	2,230,338	2,728,326
Operating lease liabilities – noncurrent	4,053,098	4,222,089
Total operating lease liabilities	$ 6,283,436	$ 6,950,415
Weighted-average remaining lease term (years)	3 years 4 months 13 days	3 years 10 months 2 days
Weighted-average discount rate	3.68%	2.55%
Operating lease cost	$ 3,096,047	$ 2,208,699	$ 1,705,711
Cash paid for amounts included in operating lease liabilities	3,139,813	2,602,143	1,969,440
ROU assets obtained for new operating lease liabilities	$ 2,431,609	$ 5,129,642	$ 1,685,257